Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust
Entity Central Index Key	0000929521
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Variable Portfolio – Acorn International Fund
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Acorn International Fund
Class Name	Columbia Variable Portfolio – Acorn International Fund
Trading Symbol	WSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Acorn International Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Variable Portfolio – Acorn International Fund	$ 60	1.10% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10% [1]
Net Assets	$ 298,746,084
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 298,746,084
Total number of portfolio holdings	65
Portfolio turnover for the reporting period	12%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Capcom Co., Ltd.	3.4%
CTS Eventim AG & Co. KGaA	3.0%
Nemetschek SE	2.7%
Rightmove PLC	2.6%
Fisher & Paykel Healthcare Corp., Ltd.	2.4%
Carel Industries SpA	2.3%
Auto Trader Group PLC	2.3%
Belimo Holding AG, Registered Shares	2.3%
ConvaTec Group PLC	2.3%
Intermediate Capital Group PLC	2.2%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Capcom Co., Ltd.	3.4%
CTS Eventim AG & Co. KGaA	3.0%
Nemetschek SE	2.7%
Rightmove PLC	2.6%
Fisher & Paykel Healthcare Corp., Ltd.	2.4%
Carel Industries SpA	2.3%
Auto Trader Group PLC	2.3%
Belimo Holding AG, Registered Shares	2.3%
ConvaTec Group PLC	2.3%
Intermediate Capital Group PLC	2.2%

[1]	Annualized.